1775 I Street, N.W. Washington, DC 20006-2401 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
Jane A. Kanter Partner jane.kanter@dechert.com +1 202 261 3302 Direct +1 202 261 3002 Fax

September 5, 2013

VIA EDGAR

Filing Room

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	ETF Series Trust Securities Act File No. 333-183155
Investment Company Act of 1940 File No. 811-22732

Ladies and Gentlemen:

Enclosed for filing on behalf of ETF Series Trust (“Trust”), an open-end management investment company, is one copy of Post-Effective Amendment No. 1 to the Trust’s registration statement under the Securities Act of 1933 (“1933 Act”) and Amendment No. 3 to the Trust registration statement under the Investment Company Act of 1940 (“1940 Act”) on Form N-1A (“Amendment”), in electronic format. The Amendment is being filed to add the Recon Capital NASDAQ 100 Covered Call ETF, a newly created series, to the Trust and should have no effect on the existing series of the Trust. No fees are required in connection with this filing.

If you have any questions relating to this filing, please do not hesitate to contact me at 202.261.3302.

Sincerely,

/s/ Jane A. Kanter
Jane A. Kanter